TAXES ON INCOME (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Domestic	$ (2,555)	$ 5,632	$ 9,277
Foreign	(727)	2,047	1,066
Income (loss) before taxes on income	$ (3,282)	$ 7,679	$ 10,343